Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of the calculation of basic and diluted net loss per share
	For the nine months ended September 30,
	2021	2020
Numerator:
Net loss	$(56,893)	$(58,081)
Less: Deemed dividend related to the exchange of redeemable convertible preferred stock series D-3A for redeemable convertible preferred stock series D-3	—	(3,182)
Net loss attibutable to common stockholders	$(56,893)	$(61,263)
Denominator:
Weighted-average shares outstanding – Basic and Dilutive	12,062,343	11,767,970
Basic and Diluted Net Loss Per Share	$(4.72)	$(5.21)

Schedule of outstanding shares of potentially dilutive securities
	For the nine months ended September 30,
	2021	2020
Stock Options	5,402,617	4,367,677
Series B convertible preferred stock warrants	—	101,574
Series C convertible preferred stock warrants	134,126	—
Common stock warrants	191,355	—
Redeemable convertible preferred stock	19,132,387	19,005,813
Total	24,860,485	23,475,064